SUBSEQUENT EVENTS - Narrative (Details) - Revision of Proportionate Share of Capital Cost - Canada Kuwait Petrochemical Corporation $ in Billions	Jan. 07, 2020 CAD ($)
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in facilities	100.00%
Contractual capital commitments	$ 2.7